Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except percentage)

Income before income tax expense	$304,527	$424,239	$555,410
Income (loss) from non-China operations	$125,064	$(79,945)	$(143,680)
Income from China operations	$179,463	$504,184	$699,090
Income tax expense applicable to China operations	$11,985	$73,165	$129,406
Effective tax rate for China operations	7%	15%	19%

Schedule of current and deferred portion of income tax expenses

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Current tax provision	$17,455	$76,379	$95,846
Deferred tax (benefits) provision	(5,470)	(3,214)	33,560
Income tax expense	$11,985	$73,165	$129,406

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2016	2017	2018
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate[1]	(29)%	(11)%	(11)%
Permanent differences	(1)%	(1)%	1%
Change in valuation allowance	12%	2%	4%
Effective tax rate for China operations	7%	15%	19%

[1]Included the impact of Weibo Technology’s preferential tax treatment of “key software enterprise” status of 2017 in 2018

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2016	2017	2018
	(In thousands, except per share amount)
Tax holiday effect	$51,829	$56,377	$76,246
Basic net income per share effect	$0.74	$0.79	$1.08
Diluted net income per share effect	$0.67	$0.76	$1.05

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2017	2018
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$30,557	$30,484
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	563	539
Total deferred tax assets	31,120	31,023
Less: valuation allowance	(31,120)	(31,023)
Deferred tax assets, net	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2017	2018
	(In thousands)
Deferred tax assets:
Net operating loss carry-forwards	$5,776	$6,023
Less: valuation allowance	(5,776)	(6,023)
Deferred tax assets	$—	$—

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2017	2018
	(In thousands)
Deferred tax assets:
Allowances for doubtful accounts	$21,454	$24,267
Net operating loss carry forwards	14,913	31,016
Accruals	17,330	21,989
Depreciation and other liabilities	23,294	33,020
Total deferred tax assets	76,991	110,292
Less: valuation allowance	(60,833)	(87,079)
Net deferred tax assets	$16,158	$23,213

Deferred tax liabilities:
Depreciation	$(650)	$(821)
Investment gain	—	(40,781)
Acquired intangible assets	(3,836)	(3,213)
Others	(3,274)	(6,278)
Total deferred tax liabilities	$(7,760)	$(51,093)